Schedule of Restructuring Reserve and Accrual Activity (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disaggregation of Income Statement Expense, Caption [Line Items]
Beginning balance	$ 450
Restructuring charges	50	(1,640)	1,723
Cash payments	(400)	(905)	(988)
Non-cash stock-based compensation			(285)
Ending balance		450	450
Restructuring charges	(50)	1,640	(1,723)
Non-cash stock-based compensation		(285)
Employee Severance [Member]
Disaggregation of Income Statement Expense, Caption [Line Items]
Beginning balance	450
Restructuring charges	50	(1,562)	1,645
Cash payments	(400)	(827)	(910)
Non-cash stock-based compensation			(285)
Ending balance		450	450
Restructuring charges	(50)	1,562	(1,645)
Non-cash stock-based compensation		(285)
Other Restructuring [Member]
Disaggregation of Income Statement Expense, Caption [Line Items]
Beginning balance
Restructuring charges			78
Cash payments			(78)
Non-cash stock-based compensation
Ending balance
Restructuring charges			(78)
Other Restructuring Charges [Member]
Disaggregation of Income Statement Expense, Caption [Line Items]
Beginning balance
Restructuring charges		(78)
Cash payments		(78)
Ending balance
Restructuring charges		$ 78